GREAT-WEST FUNDS, INC.

Great-West SecureFoundation® Lifetime 2020 Fund Investor Class Ticker: MXSMX Service Class Ticker: MXSPX	Great-West SecureFoundation® Lifetime 2045 Fund Investor Class Ticker: MXSTX Service Class Ticker: MXSWX

Great-West SecureFoundation® Lifetime 2025 Fund Investor Class Ticker: MXSNX Service Class Ticker: MXSOX	Great-West SecureFoundation® Lifetime 2050 Fund Investor Class Ticker: MXFSX Service Class Ticker: MXHSX

Great-West SecureFoundation® Lifetime 2030 Fund Investor Class Ticker: MXSQX Service Class Ticker: MXASX	Great-West SecureFoundation® Lifetime 2055 Fund Investor Class Ticker: MXSYX Service Class Ticker: MXSZX

Great-West SecureFoundation® Lifetime 2035 Fund Investor Class Ticker: MXSRX Service Class Ticker: MXSSX	Great-West SecureFoundation® Lifetime 2060 Fund Investor Class Ticker: MXGWX Service Class Ticker: MXGYX

Great-West SecureFoundation® Lifetime 2040 Fund Investor Class Ticker: MXDSX Service Class Ticker: MXESX

(the “Fund(s)”)

Supplement dated May 20, 2021 to the Prospectus and Summary Prospectuses for

the Funds, each dated April 30, 2021, as supplemented.

Notice of Merger

As described in the supplement, dated October 2, 2020, at meetings held on September 22-23, 2020, the Board of Directors of Great-West Funds Great-West Funds, Inc. (“Great-West Funds”), including a majority of its directors who are not “interested persons” of Great-West Funds (as that term is defined in the Investment Company Act of 1940, as amended), approved an Agreement and Plan of Reorganization pursuant to which the Great-West SecureFoundation® Lifetime 2020 Fund, Great-West SecureFoundation® Lifetime 2025 Fund and Great-West SecureFoundation® Lifetime 2030 Fund, each a series of Great-West Funds (each a “Target Fund” and collectively the “Target Funds”), will merge with and into the Great-West SecureFoundation® Balanced Fund, another series of Great-West Funds (the “Acquiring Fund”) (the “Merger”). The Merger does not require shareholder approval. It is anticipated the Merger will be a tax-free reorganization for U.S. federal income tax purposes.

The effective date of February 5, 2021 communicated in the supplement, dated October 2, 2020, has been changed; the above-mentioned matters are now expected to occur on or about October 15, 2021, or on such other date as the officers of Great-West Funds determine (the “Closing Date”). As of the close of business on the Closing Date, beneficial owners of Investor Class and Service Class shares of each Target Fund will automatically receive a proportionate number of Investor Class and Service Class shares of the Acquiring Fund based on each Fund’s net asset value. Accordingly, when acquiring shares of a Target Fund prior to the Closing Date, you should also consider the strategies and risks of the Acquiring Fund. Please see the prospectus or summary prospectus for the Acquiring Fund for further information on its strategies and risks.

This Supplement must be accompanied by or read in conjunction with the current Prospectus and Summary Prospectuses for the Funds, each dated April 30, 2021, as supplemented.

Please keep this Supplement for future reference.

GREAT-WEST FUNDS, INC.

Great-West SecureFoundation® Lifetime 2020 Fund Investor Class Ticker: MXSMX Service Class Ticker: MXSPX	Great-West SecureFoundation® Lifetime 2045 Fund Investor Class Ticker: MXSTX Service Class Ticker: MXSWX

Great-West SecureFoundation® Lifetime 2025 Fund Investor Class Ticker: MXSNX Service Class Ticker: MXSOX	Great-West SecureFoundation® Lifetime 2050 Fund Investor Class Ticker: MXFSX Service Class Ticker: MXHSX

Great-West SecureFoundation® Lifetime 2030 Fund Investor Class Ticker: MXSQX Service Class Ticker: MXASX	Great-West SecureFoundation® Lifetime 2055 Fund Investor Class Ticker: MXSYX Service Class Ticker: MXSZX

Great-West SecureFoundation® Lifetime 2035 Fund Investor Class Ticker: MXSRX Service Class Ticker: MXSSX	Great-West SecureFoundation® Lifetime 2060 Fund Investor Class Ticker: MXGWX Service Class Ticker: MXGYX

Great-West SecureFoundation® Lifetime 2040 Fund Investor Class Ticker: MXDSX Service Class Ticker: MXESX

(the “Fund(s)”)

Supplement dated May 20, 2021 to the Prospectus and Summary Prospectuses for

the Funds, each dated April 30, 2021, as supplemented.

Great-West Funds, Inc. will no longer proceed with the merger of the Great-West SecureFoundation® Lifetime 2035 Fund, Great-West SecureFoundation® Lifetime 2040 Fund, Great-West SecureFoundation® Lifetime 2045 Fund, Great-West SecureFoundation® Lifetime 2050 Fund, Great-West SecureFoundation® Lifetime 2055 Fund and Great-West SecureFoundation® Lifetime 2060 Fund, with and into the corresponding separate series of Great-West Lifetime Funds that was scheduled to take place on or about February 5, 2021.

Additionally, as of the close of business on October 15, 2021, under the sections of the Prospectus entitled “Purchase and Sale of Fund Shares” and “Investing in the Funds”, the following language is hereby added:

Effective as of the close of business on October 15, 2021, the Great-West SecureFoundation® Lifetime 2035 Fund, Great-West SecureFoundation® Lifetime 2040 Fund, Great-West SecureFoundation® Lifetime 2045 Fund, Great-West SecureFoundation® Lifetime 2050 Fund, Great-West SecureFoundation® Lifetime 2055 Fund and Great-West SecureFoundation® Lifetime 2060 Fund was closed to new investors and new contributions by existing shareholders. Shareholders of the Funds may continue to reinvest dividends and capital gains arising from the Funds, but no other forms of contributions will be allowed. The Funds reserve the right to modify or limit the above exceptions or re-open any of the Funds at any time without prior notice.

This Supplement must be accompanied by or read in conjunction with the current Prospectus and Summary Prospectuses for the Funds, each dated April 30, 2021, as supplemented.

Please keep this Supplement for future reference.